CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 4,194	$ 7,586	$ 8,914
Accounts receivable, net (net of allowance for doubtful accounts of $226, $18 and $24 respectively)	32,169	26,051	28,140
Inventories	17,536	16,244	16,131
Prepaid inventory	9,644	5,422	9,239
Other current assets	1,978	2,129	3,994
Total current assets	65,521	57,432	66,418
Property and equipment, net	147,863	150,409	159,617
Intangible assets, net	3,615	3,734	4,458
Other assets	4,425	3,388	1,983
Total other assets	8,040	7,122	6,441
Total Assets**	221,424	214,963	232,476
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - trade	9,729	5,104	5,519
Accrued liabilities	5,030	3,282	2,713
Accrued preferred dividends			7,315
Current portion - long-term debt ($750 due to a related party)	8,496	4,029	750
Total current liabilities	23,255	12,415	16,297
Long-term debt, net of current portion	113,833	117,253	93,689
Accrued preferred dividends	5,120	5,852
Warrant liabilities and conversion feature at fair value	9,480	4,892	1,921
Other liabilities	1,638	1,644	1,305
Total Liabilities**	153,326	142,056	113,212
Commitments and Contingencies (Notes 5 and 7)
Pacific Ethanol, Inc. Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; Series A: 1,684,375 shares authorized; 0 shares issued and outstanding as of March 31, 2013, December 31, 2012 and 2011; Series B: 1,580,790 shares authorized; 926,942 shares issued and outstanding as of March 31, 2013 and December 31, 2012 and 2011; liquidation preference of $23,196 as of March 31, 2013 and $23,927 as of December 31, 2012
Common stock, $0.001 par value; 300,000,000 shares authorized; 10,495,824, 9,789,408 and 5,775,445 shares issued and outstanding as of March 31, 2013, December 31, 2012 and 2011, respectively	10	10	6
Additional paid-in capital	594,766	582,861	556,952
Accumulated deficit	(536,076)	(530,310)	(509,985)
Total Pacific Ethanol, Inc. Stockholders' Equity	58,701	52,562	46,974
Noncontrolling interest in variable interest entity	9,397	20,345	72,290
Total Stockholders' Equity	68,098	72,907	119,264
Total Liabilities and Stockholders' Equity	221,424	214,963	232,476
Series A Preferred Stock
Pacific Ethanol, Inc. Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; Series A: 1,684,375 shares authorized; 0 shares issued and outstanding as of March 31, 2013, December 31, 2012 and 2011; Series B: 1,580,790 shares authorized; 926,942 shares issued and outstanding as of March 31, 2013 and December 31, 2012 and 2011; liquidation preference of $23,196 as of March 31, 2013 and $23,927 as of December 31, 2012	0	0	0
Series B Preferred Stock
Pacific Ethanol, Inc. Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; Series A: 1,684,375 shares authorized; 0 shares issued and outstanding as of March 31, 2013, December 31, 2012 and 2011; Series B: 1,580,790 shares authorized; 926,942 shares issued and outstanding as of March 31, 2013 and December 31, 2012 and 2011; liquidation preference of $23,196 as of March 31, 2013 and $23,927 as of December 31, 2012	$ 1	$ 1	$ 1